SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Consumer Discretionary – 6.5%
Auto Components - 1.4%
Gentex Corporation	6,801	$150,710
Nokian Renkaat	35,600	863,916
		1,014,626
Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	3,129	53,443
Household Durables - 1.7%
Hunter Douglas	20,000	903,148
La-Z-Boy	2,615	53,738
PulteGroup	10,900	243,288
		1,200,174
Specialty Retail - 2.9%
American Eagle Outfitters	55,345	439,993
Caleres	12,578	65,405
Designer Brands Cl. A	64,015	318,795
Rent-A-Center	29,966	423,719
USS	56,000	771,357
		2,019,269
Textiles, Apparel & Luxury Goods - 0.4%
HUGO BOSS	9,800	252,131
Steven Madden	2,378	55,241
		307,372
Total		4,594,884

Consumer Staples – 0.6%
Food & Staples Retailing - 0.5%
FamilyMart	19,200	343,777
Household Products - 0.1%
Spectrum Brands Holdings	1,496	54,409
Total		398,186

Energy – 3.6%
Energy Equipment & Services - 1.6%
Helmerich & Payne	20,504	320,888
TGS-NOPEC Geophysical	72,700	815,808
		1,136,696
Oil, Gas & Consumable Fuels - 2.0%
Cimarex Energy	17,300	291,159
Gaztransport Et Technigaz	15,600	1,145,838
		1,436,997
Total		2,573,693

Financials – 29.2%
Banks - 2.0%
Bank of Georgia Group [1]	39,500	452,495
BOK Financial	15,414	656,020
City Holding Company	4,789	318,612
		1,427,127
Capital Markets - 23.4%
Ashmore Group	349,000	1,539,241
AURELIUS Equity Opportunities [1]	7,200	136,222
B3-Brasil, Bolsa, Balcao	168,300	1,162,789
Bolsa Mexicana de Valores	888,000	1,351,699
Carlyle Group	88,000	1,905,200
Coronation Fund Managers	153,700	270,244
Evercore Cl. A	13,500	621,810
Federated Hermes Cl. B	25,900	493,395
Houlihan Lokey Cl. A	4,946	257,786
Jupiter Fund Management	225,700	559,344
KKR & Co. Cl. A	119,200	2,797,624
Moelis & Company Cl. A	20,759	583,328
Northern Trust	16,800	1,267,728
SEI Investments	37,900	1,756,286
Sprott	588,600	957,787
State Street	16,800	894,936
		16,555,419
Diversified Financial Services - 1.2%
Jefferies Financial Group	59,700	816,099
Insurance - 0.9%
Reinsurance Group of America	7,605	639,885
Thrifts & Mortgage Finance - 1.7%
Genworth MI Canada	23,648	525,455
WSFS Financial	25,701	640,469
		1,165,924
Total		20,604,454

Health Care – 3.0%
Health Care Providers & Services - 0.2%
Ensign Group (The)	4,451	167,402
Pharmaceuticals - 2.8%
Recordati	29,900	1,266,659
Santen Pharmaceutical	41,600	716,520
		1,983,179
Total		2,150,581

Industrials – 23.4%
Aerospace & Defense - 2.5%
HEICO Corporation Cl. A	27,220	1,739,358
Building Products - 0.5%
Geberit	800	352,909
Universal Forest Products	800	29,752
		382,661
Commercial Services & Supplies - 0.1%
Herman Miller	3,976	88,267
Construction & Engineering - 0.5%
Comfort Systems USA	9,659	353,037
Electrical Equipment - 2.1%
EnerSys	1,170	57,939
Hubbell Incorporated	12,700	1,457,198
		1,515,137
Machinery - 10.4%
Alamo Group	688	61,081
Federal Signal	6,229	169,927
Graco	45,400	2,212,342
Lincoln Electric Holdings	10,550	727,950
Lindsay Corporation	17,400	1,593,492
Spirax-Sarco Engineering	20,800	2,101,170
Wabash National	67,392	486,570
		7,352,532
Marine - 2.0%
Clarkson [1]	48,600	1,392,526
Professional Services - 2.3%
Korn Ferry	11,401	277,272
ManpowerGroup	20,300	1,075,697
Robert Half International	6,594	248,924
		1,601,893
Road & Rail - 0.6%
Old Dominion Freight Line	1,050	137,823
Werner Enterprises	8,643	313,395
		451,218
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies	36,500	1,668,780
Total		16,545,409

Information Technology – 8.7%
Electronic Equipment, Instruments & Components - 4.6%
FLIR Systems	65,800	2,098,362
Methode Electronics	20,838	550,748
Vishay Intertechnology	42,497	612,382
		3,261,492
IT Services - 3.1%
KBR	106,200	2,196,216
Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments	2,808	228,712
Software - 0.7%
SimCorp	5,600	471,318
Total		6,157,738

Materials – 16.3%
Chemicals - 2.9%
Quaker Chemical	16,400	2,070,992
Containers & Packaging - 3.2%
AptarGroup	22,600	2,249,604
Metals & Mining - 10.2%
Franco-Nevada	26,400	2,627,328
Reliance Steel & Aluminum	22,900	2,005,811
Royal Gold	15,500	1,359,505
Worthington Industries	46,800	1,228,500
		7,221,144
Total		11,541,740

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
Relo Group	18,400	386,191
Total		386,191

Utilities – 2.3%
Water Utilities - 2.3%
Essential Utilities	39,800	1,619,860
Total		1,619,860

TOTAL COMMON STOCKS
(Cost $52,997,325)		66,572,736

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $3,947,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $4,029,541) (Cost $3,947,000)		3,947,000

TOTAL INVESTMENTS – 99.8%
(Cost $56,944,325)		70,519,736

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		122,367

NET ASSETS – 100.0%		$70,642,103

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Banks - 13.8%
BOK Financial	10,450	$444,752
Bryn Mawr Bank	10,000	283,800
Cadence Bancorporation Cl. A	15,887	104,060
Capital City Bank Group	16,988	341,799
First Citizens BancShares Cl. A	1,828	608,486
First Republic Bank	5,198	427,691
Popular	23,465	821,275
TriState Capital Holdings [1]	11,600	112,172
Umpqua Holdings	17,400	189,660
Total		3,333,695

Capital Markets - 52.6%
Ares Management Cl. A	35,055	1,084,251
Ashmore Group	157,000	692,438
Associated Capital Group Cl. A	7,000	214,200
B3-Brasil, Bolsa, Balcao	61,000	421,451
Bolsa Mexicana de Valores	174,000	264,860
Canaccord Genuity Group	133,000	409,216
Carlyle Group	22,300	482,795
Charles Schwab	8,400	282,408
Coronation Fund Managers	61,200	107,605
CRISIL	14,000	228,557
Egyptian Financial Group-Hermes Holding Company	307,987	164,364
Garrison Capital	50,000	85,000
GMP Capital	108,000	99,766
Great Elm Capital Group [1]	115,545	214,914
Hellenic Exchanges - Athens Stock Exchange	50,000	186,938
Intermediate Capital Group	39,111	433,259
INTL FCStone [1]	12,870	466,666
IOOF Holdings	55,000	122,881
JSE	51,000	288,134
Jupiter Fund Management	106,900	264,926
KKR & Co. Cl. A	23,900	560,933
MarketAxess Holdings	2,657	883,639
NZX	580,000	380,979
Rothschild & Co	13,900	283,049
SEI Investments	7,950	368,403
Silvercrest Asset Management Group Cl. A	20,800	196,768
Sprott	500,000	813,615
TD Ameritrade Holding Corporation	5,787	200,577
Tel Aviv Stock Exchange	273,000	921,287
TMX Group	3,700	275,456
U.S. Global Investors Cl. A	183,900	178,401
Value Partners Group	772,000	328,609
Virtu Financial Cl. A	23,700	493,434
Warsaw Stock Exchange	19,000	158,381
Westaim Corporation [1]	105,000	129,823
WisdomTree Investments	27,100	63,143
Total		12,751,126

Closed-End Funds - 0.8%
Eagle Point Income	19,341	206,949
Total		206,949

Consumer Finance - 0.5%
Currency Exchange International [1]	13,000	124,707
Total		124,707

Diversified Financial Services - 0.8%
ECN Capital	75,000	200,384
Total		200,384

Hotels, Restaurants & Leisure - 0.1%
Thomas Cook (India)	94,000	28,846
Total		28,846

Insurance - 3.2%
E-L Financial	1,820	773,367
Total		773,367

IT Services - 2.3%
Cass Information Systems	5,016	176,363
PayPal Holdings [1]	4,054	388,130
Total		564,493

Metals & Mining - 4.1%
Franco-Nevada	10,024	997,589
Total		997,589

Professional Services - 1.3%
People Corporation [1]	45,300	263,952
Quess Corp [1]	17,756	49,160
Total		313,112

Real Estate Management & Development - 10.0%
Altus Group	32,000	829,958
FirstService Corporation	12,600	971,712
FRP Holdings [1]	7,957	342,151
RMR Group (The) Cl. A	10,000	269,700
Total		2,413,521

Software - 3.2%
Benefitfocus [1]	10,600	94,446
Bottomline Technologies [1]	9,800	359,170
Envestnet [1]	6,000	322,680
Total		776,296

Thrifts & Mortgage Finance - 0.9%
Provident Bancorp [1]	25,000	215,500
Total		215,500

Trading Companies & Distributors - 1.8%
Air Lease Cl. A	19,500	431,730
Total		431,730

TOTAL COMMON STOCKS
(Cost $22,838,816)		23,131,315

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $819,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $837,979) (Cost $819,000)		819,000

TOTAL INVESTMENTS – 98.8%
(Cost $23,657,816)		23,950,315

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.2%		285,170

NET ASSETS – 100.0%		$24,235,485

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.9%

Australia – 9.4%
Bravura Solutions	5,948,690	$14,002,070
Cochlear	71,400	8,202,760
Hansen Technologies	7,085,477	12,559,638
IPH	3,093,627	13,921,394
IRESS	678,200	4,446,097
Technology One	2,040,900	10,210,827
Total		63,342,786

Brazil – 1.7%
OdontoPrev	4,006,100	11,163,820
Total		11,163,820

Canada – 2.9%
Altus Group	378,400	9,814,254
Morneau Shepell	473,700	9,556,131
Total		19,370,385

Denmark – 2.1%
Chr. Hansen Holding	72,600	5,447,201
SimCorp	107,600	9,056,049
Total		14,503,250

Germany – 4.0%
Amadeus Fire [1]	86,998	7,438,745
Carl Zeiss Meditec	80,900	7,860,374
Nemetschek	59,054	2,976,936
Norma Group [1]	467,368	8,796,625
Total		27,072,680

Iceland – 1.4%
Marel	1,407,869	5,431,602
Ossur	626,200	3,708,452
Total		9,140,054

India – 1.4%
AIA Engineering	517,211	9,501,709
Total		9,501,709

Italy – 1.7%
DiaSorin	86,900	11,534,299
Total		11,534,299

Japan – 19.4%
As One	126,700	11,179,545
Benefit One	764,100	9,962,395
Cosel	1,122,700	10,257,295
Daifuku	291,900	18,499,916
Fukui Computer Holdings	405,500	8,142,668
Medikit	286,000	8,099,861
Meitec Corporation	343,800	13,682,093
NSD	789,600	10,531,597
TechnoPro Holdings	178,300	8,280,374
TKC Corporation	473,000	21,274,467
USS	795,800	10,961,531
Total		130,871,742

Netherlands – 5.7%
IMCD	277,100	19,706,703
Intertrust [1]	1,500,000	18,777,839
Total		38,484,542

New Zealand – 1.8%
Fisher & Paykel Healthcare	655,500	11,882,738
Total		11,882,738

Norway – 1.5%
TGS-NOPEC Geophysical	877,100	9,842,441
Total		9,842,441

Singapore – 2.2%
XP Power	450,331	14,580,321
Total		14,580,321

Sweden – 9.2%
Alimak Group	1,113,900	9,823,772
Bravida Holding [1]	1,786,528	12,624,265
Hexpol	1,664,800	9,990,121
Karnov Group	2,517,557	13,156,468
Lagercrantz Group	521,000	6,086,843
Loomis Cl. B [1]	508,300	10,341,601
Total		62,023,070

Switzerland – 11.7%
Bossard Holding	106,640	12,371,456
dormakaba Holding	29,400	13,082,165
Kardex	89,300	12,477,562
LEM Holding	9,700	10,686,399
Partners Group Holding	16,700	11,551,064
VZ Holding	56,497	18,971,350
Total		79,139,996

United Kingdom – 14.8%
Ashmore Group	2,323,850	10,249,186
AVEVA Group	83,760	3,616,749
Croda International	330,500	17,478,572
Diploma	143,380	2,860,806
FDM Group Holdings [1]	1,119,538	10,248,587
Marlowe [1]	1,739,006	7,618,357
Restore [1]	2,710,239	11,907,296
Spirax-Sarco Engineering	166,600	16,829,565
Victrex	785,100	19,162,513
Total		99,971,631

TOTAL COMMON STOCKS (Cost $672,682,616)		612,425,464

PREFERRED STOCK – 1.7%
Germany – 1.7%
FUCHS PETROLUB	335,300	11,914,023
(Cost $14,409,499)		11,914,023

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $47,001,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $47,945,849) (Cost $47,001,000)		47,001,000

TOTAL INVESTMENTS – 99.6% (Cost $734,093,115)		671,340,487

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		2,615,543

NET ASSETS – 100.0%		$673,956,030

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Communication Services – 2.0%
Entertainment - 1.0% Gaia Cl. A [1]	249,000	$2,211,120
Interactive Media & Services - 0.8% QuinStreet [1]	218,146	1,756,075
Media - 0.2% Marchex Cl. B [1]	281,900	408,755
Total		4,375,950

Consumer Discretionary – 7.6%
Auto Components - 2.1% Fox Factory Holding [1],[2]	34,500	1,449,000
Stoneridge [1]	134,100	2,246,175
Unique Fabricating [1]	389,041	910,356
		4,605,531
Diversified Consumer Services - 0.4% Collectors Universe	56,400	883,788
Hotels, Restaurants & Leisure - 1.0% Century Casinos [1]	412,100	993,161
Cheesecake Factory	28,000	478,240
Lindblad Expeditions Holdings [1]	178,400	743,928
		2,215,329
Household Durables - 0.3% Lovesac Company (The) [1],[2]	125,400	731,082
Internet & Direct Marketing Retail - 0.9% Rubicon Project (The) [1]	358,500	1,989,675
Leisure Products - 0.6% MasterCraft Boat Holdings [1]	174,100	1,270,930
Specialty Retail - 1.8% Citi Trends	133,224	1,185,694
OneWater Marine Cl. A [1]	106,500	814,725
Shoe Carnival	98,211	2,039,842
		4,040,261
Textiles, Apparel & Luxury Goods - 0.5% Vera Bradley [1],[2]	255,700	1,053,484
Total		16,790,080

Consumer Staples – 0.1%
Beverages - 0.1% Eastside Distilling [1]
	274,200	318,072
Total		318,072

Energy – 2.2%
Energy Equipment & Services - 1.4% Natural Gas Services Group [1]	196,787	877,670
Newpark Resources [1]	475,700	426,703
Pason Systems	182,950	812,504
Profire Energy [1]
	1,170,732	922,069
		3,038,946
Oil, Gas & Consumable Fuels - 0.8% Ardmore Shipping	319,875	1,679,343
Total		4,718,289

Financials – 14.7%
Banks - 6.1% Allegiance Bancshares	66,200	1,596,082
BayCom Corporation [1]	119,200	1,436,360
Caribbean Investment Holdings	1,858,138	588,234
County Bancorp	92,400	1,709,400
HarborOne Bancorp [1]	285,653	2,150,967
HomeTrust Bancshares	88,200	1,404,144
Howard Bancorp [1]	59,800	649,428
Investar Holding	137,000	1,749,490
Midway Investments [1],[3]	1,858,170	0
Professional Holding Cl. A [1]	31,300	499,235
TriState Capital Holdings [1]	162,157	1,568,058
		13,351,398
Capital Markets - 4.5% B. Riley Financial	149,900	2,761,158
Canaccord Genuity Group	476,800	1,467,025
INTL FCStone [1]	56,200	2,037,812
Silvercrest Asset Management Group Cl. A	204,000	1,929,840
Sprott	1,052,000	1,711,845
		9,907,680
Diversified Financial Services - 0.3% Waterloo Investment Holdings [1],[3]	2,760,000	690,000
Insurance - 0.5% Benefytt Technologies Cl. A [1],[2]	52,800	1,182,192
Thrifts & Mortgage Finance - 3.3% Meridian Bancorp	87,800	985,116
PCSB Financial	144,900	2,027,151
Territorial Bancorp	75,900	1,863,345
Western New England Bancorp	336,300	2,273,388
		7,149,000
Total		32,280,270

Health Care – 13.8%
Biotechnology - 3.2% BioSpecifics Technologies [1]	34,300	1,940,351
CareDx [1]	19,100	416,953
Dynavax Technologies [1]	279,800	987,694
Heron Therapeutics [1]	70,000	821,800
Zealand Pharma [1]	84,600	2,916,688
		7,083,486
Health Care Equipment & Supplies - 6.7%
Apyx Medical [1]	165,100	592,709
AtriCure [1]	80,000	2,687,200
Chembio Diagnostics [1]	389,553	1,994,511
CryoLife [1]	88,755	1,501,735
Mesa Laboratories	4,700	1,062,623
Misonix [1]	42,900	404,118
OrthoPediatrics Corporation [1],[2]	80,800	3,202,912
Profound Medical [1]	117,700	1,132,422
Surmodics [1]	61,422	2,046,581
		14,624,811
Health Care Providers & Services - 0.1% Sharps Compliance [1]	12,500	99,250
Life Sciences Tools & Services - 3.1% Harvard Bioscience [1]	807,179	1,783,866
NeoGenomics [1]	107,200	2,959,792
Quanterix Corporation [1]	113,600	2,086,832
		6,830,490
Pharmaceuticals - 0.7% Axsome Therapeutics [1]	27,000	1,588,410
Total		30,226,447

Industrials – 22.1%
Aerospace & Defense - 1.4% Astronics Corporation [1]	63,891	586,519
CPI Aerostructures [1]	373,984	841,464
Kratos Defense & Security Solutions [1]	122,100	1,689,864
		3,117,847
Airlines - 0.1% Hawaiian Holdings	24,400	254,736
Commercial Services & Supplies - 1.2% Acme United	49,800	1,009,446
Heritage-Crystal Clean [1]	101,774	1,652,810
		2,662,256
Construction & Engineering - 5.6% Ameresco Cl. A [1]	172,600	2,939,378
Construction Partners Cl. A [1],[2]	198,900	3,359,421
IES Holdings [1]	89,800	1,584,970
Northwest Pipe [1]	128,500	2,859,125
NV5 Global [1]	39,500	1,630,955
		12,373,849
Electrical Equipment - 1.2% American Superconductor [1]	266,600	1,460,968
Encore Wire	14,000	587,860
Power Solutions International [1],[4]	99,900	459,540
		2,508,368
Industrial Conglomerates - 0.4% Raven Industries	37,000	785,510
Machinery - 5.3% Alimak Group	103,200	910,148
CIRCOR International [1]	80,000	930,400
Graham Corporation	168,588	2,174,785
Luxfer Holdings	129,900	1,836,786
Porvair	344,600	2,162,601
Spartan Motors	142,100	1,834,511
Wabash National	185,500	1,339,310
Westport Fuel Systems [1]	433,400	407,786
		11,596,327
Marine - 1.2% Clarkson [1]	89,831	2,573,910
Professional Services - 4.2% CRA International	47,783	1,596,430
Forrester Research [1]	18,300	534,909
GP Strategies [1]	211,618	1,377,633
Heidrick & Struggles International	92,940	2,091,150
Kforce	64,232	1,642,412
Resources Connection	181,952	1,996,014
		9,238,548
Trading Companies & Distributors - 1.5% Lawson Products [1]	59,300	1,584,496
Transcat [1]	65,100	1,725,150
		3,309,646
Total		48,420,997

Information Technology – 28.1%
Communications Equipment - 2.1% Digi International [1]	205,900	1,964,286
EMCORE Corporation [1]	362,200	811,328
Harmonic [1]	306,600	1,766,016
		4,541,630
Electronic Equipment, Instruments & Components - 6.9% Fabrinet [1]	27,249	1,486,705
FARO Technologies [1]	49,500	2,202,750
LightPath Technologies Cl. A [1]	1,115,984	1,194,103
Luna Innovations [1]	269,400	1,656,810
nLIGHT [1],[2]	127,700	1,339,573
Novanta [1]	18,042	1,441,195
PAR Technology [1]	86,000	1,105,960
PC Connection	57,500	2,369,575
Vishay Precision Group [1]	112,100	2,250,968
		15,047,639
IT Services - 0.4% Cass Information Systems	24,216	851,435
Semiconductors & Semiconductor Equipment - 16.0% Aehr Test Systems [1],[2]	869,700	1,452,399
Axcelis Technologies [1]	89,700	1,642,407
AXT [1]	528,300	1,695,843
Brooks Automation	39,882	1,216,401
Camtek	233,600	1,966,912
Cirrus Logic [1]	31,600	2,073,908
Cohu	136,000	1,683,680
CyberOptics Corporation [1]	95,700	1,637,427
Everspin Technologies [1],[2]	332,900	872,198
FormFactor [1]	138,800	2,788,492
Ichor Holdings [1]	89,600	1,716,736
Inphi Corporation [1]	25,000	1,979,250
NeoPhotonics Corporation [1]	391,700	2,839,825
Nova Measuring Instruments [1]	91,300	2,980,945
PDF Solutions [1]	211,900	2,483,468
Photronics [1]	300,500	3,083,130
Silicon Motion Technology ADR	25,800	945,828
Ultra Clean Holdings [1]	157,000	2,166,600
		35,225,449
Software - 2.3% Agilysys [1]	124,500	2,079,150
QAD Cl. A	75,613	3,019,227
		5,098,377
Technology Hardware, Storage & Peripherals - 0.4% AstroNova	113,655	881,963
Total		61,646,493

Materials – 2.8%
Chemicals - 0.8% FutureFuel Corporation	4,300	48,461
Trecora Resources [1]	282,301	1,679,691
		1,728,152
Metals & Mining - 2.0% Altius Minerals	165,400	833,288
Ferroglobe (Warranty Insurance Trust) [1],[3]	205,763	0
Haynes International	63,330	1,305,231
Major Drilling Group International [1]	645,800	1,307,845
Universal Stainless & Alloy Products [1]	114,600	883,566
		4,329,930
Total		6,058,082

Real Estate – 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.3% Community Healthcare Trust	28,800	1,102,464
Postal Realty Trust Cl. A	120,100	1,899,982
		3,002,446
Real Estate Management & Development - 1.2% FRP Holdings [1]	38,975	1,675,925
Marcus & Millichap [1]	33,800	915,980
		2,591,905
Total		5,594,351

TOTAL COMMON STOCKS (Cost $236,050,293)		210,429,031

REPURCHASE AGREEMENT – 3.8%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $8,450,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $8,622,908) (Cost $8,450,000)		8,450,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.33%) (Cost $2,324,160)		2,324,160

TOTAL INVESTMENTS – 100.8% (Cost $246,824,453)		221,203,191

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(1,668,805)

NET ASSETS – 100.0%		$219,534,386

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.8%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.9%
Iridium Communications [1]	102,993	$2,299,834
Ooma [1]
	247,278	2,950,026
		5,249,860
Interactive Media & Services - 0.1%
Eventbrite Cl. A [1],[2]	85,500	624,150
Media - 0.2%
comScore [1],[2]	308,500	869,970
Total		6,743,980

Consumer Discretionary – 8.2%
Auto Components - 0.9%
Cooper Tire & Rubber	110,700	1,804,410
Horizon Global [1],[2]	863,606	1,614,943
Modine Manufacturing [1]	483,737	1,572,146
Shiloh Industries [1]	136,913	171,141
		5,162,640
Diversified Consumer Services - 0.6%
frontdoor [1],[2]	96,799	3,366,669
Hotels, Restaurants & Leisure - 1.6%
Carrols Restaurant Group [1]	1,020,705	1,857,683
Century Casinos [1]	263,240	634,409
Chuys Holdings [1],[2]	42,100	423,947
Dine Brands Global	19,100	547,788
Dunkin’ Brands Group	33,000	1,752,300
Kura Sushi USA Cl. A [1],[2]	93,697	1,120,616
Noodles & Company Cl. A [1]	217,654	1,025,150
Scientific Games [1],[2]	51,241	497,038
Texas Roadhouse	28,000	1,156,400
		9,015,331
Household Durables - 2.9%
Beazer Homes USA [1]	510,041	3,284,664
Century Communities [1],[2]	47,700	692,127
Installed Building Products [1]	15,400	613,998
LGI Homes [1],[2]	69,070	3,118,510
M.D.C. Holdings	78,794	1,828,021
M/I Homes [1]	91,048	1,505,023
New Home [1]	248,650	340,651
Taylor Morrison Home [1]	147,254	1,619,794
Toll Brothers	25,600	492,800
TRI Pointe Group [1]	177,406	1,555,851
Turtle Beach [1],[2]	45,600	284,544
VOXX International Cl. A [1]	261,432	745,081
		16,081,064
Internet & Direct Marketing Retail - 0.4%
Leaf Group [1]	68,126	91,289
Rubicon Project (The) [1]	366,566	2,034,441
		2,125,730
Specialty Retail - 1.3%
America’s Car-Mart [1]	11,700	659,295
Conn’s [1]	295,400	1,234,772
Hudson Cl. A [1]	114,700	575,794
Lithia Motors Cl. A	29,300	2,396,447
Lumber Liquidators Holdings [1],[2]	542,766	2,545,572
RTW Retailwinds [1],[2]	248,338	52,176
		7,464,056
Textiles, Apparel & Luxury Goods - 0.5%
Jerash Holdings (US)	59,304	265,089
Unifi [1]	192,854	2,227,464
Vince Holding [1]	10,358	40,189
		2,532,742
Total		45,748,232

Consumer Staples – 1.0%
Beverages - 0.3%
Eastside Distilling [1]	80,400	93,264
MGP Ingredients	56,803	1,527,433
Reed’s [1]	255,167	121,179
		1,741,876
Food & Staples Retailing - 0.4%
Natural Grocers by Vitamin Cottage	45,100	383,801
Rite Aid [1],[2]	124,800	1,872,000
		2,255,801
Food Products - 0.3%
Landec Corporation [1]	123,397	1,072,320
SunOpta [1]	496,127	853,338
		1,925,658
Total		5,923,335

Energy – 4.0%
Energy Equipment & Services - 1.3%
Archrock	430,500	1,618,680
Aspen Aerogels [1]	294,140	1,806,020
DMC Global	22,700	522,327
KLX Energy Services Holdings [1],[2]	341,826	239,278
Nabors Industries	471,120	183,784
Newpark Resources [1]	381,326	342,049
Patterson-UTI Energy	215,185	505,685
Ranger Energy Services Cl. A [1]	262,657	1,066,387
TETRA Technologies [1]	464,430	148,618
U.S. Silica Holdings	401,501	722,702
		7,155,530
Oil, Gas & Consumable Fuels - 2.7%
Ardmore Shipping	360,699	1,893,670
Baytex Energy [1]	1,004,400	234,527
Dorian LPG [1]	524,593	4,569,205
Earthstone Energy Cl. A [1]	82,704	145,559
GasLog	179,504	649,804
HighPoint Resources [1],[2]	108,100	20,539
Matador Resources [1]	397,983	986,998
Montage Resources [1],[2]	265,570	597,533
Navigator Holdings [1]	479,284	2,137,607
Scorpio Tankers	49,987	955,751
Teekay LNG Partners L.P.	291,143	2,850,290
		15,041,483
Total		22,197,013

Financials – 9.9%
Banks - 3.3%
Allegiance Bancshares	32,566	785,166
CenterState Bank	176,366	3,038,786
First Foundation	152,500	1,558,550
Franklin Financial Network	91,214	1,859,854
Hilltop Holdings	317,399	4,799,073
Independent Bank Group	71,658	1,696,861
Seacoast Banking Corporation of Florida [1]	101,700	1,862,127
Southern National Bancorp of Virginia	99,886	982,878
Texas Capital Bancshares [1]	24,400	540,948
TriState Capital Holdings [1]	110,761	1,071,059
		18,195,302
Capital Markets - 2.2%
B. Riley Financial	247,617	4,561,105
Evercore Cl. A	82,100	3,781,526
Houlihan Lokey Cl. A	42,300	2,204,676
Moelis & Company Cl. A	65,400	1,837,740
		12,385,047
Insurance - 2.4%
Assured Guaranty	11,600	299,164
HCI Group	93,376	3,758,384
Heritage Insurance Holdings	460,091	4,927,575
Stewart Information Services	157,600	4,203,192
		13,188,315
Thrifts & Mortgage Finance - 2.0%
Axos Financial [1]	76,300	1,383,319
MGIC Investment	63,872	405,587
NMI Holdings Cl. A [1],[2]	165,463	1,921,025
Radian Group	217,598	2,817,894
Walker & Dunlop	117,828	4,744,934
		11,272,759
Total		55,041,423

Health Care – 14.9%
Biotechnology - 2.2%
CareDx [1],[2]	206,341	4,504,424
Emergent BioSolutions [1]	93,381	5,403,025
Flexion Therapeutics [1],[2]	267,951	2,108,774
		12,016,223
Health Care Equipment & Supplies - 4.6%
Accuray [1],[2]	1,003,708	1,907,045
Alphatec Holdings [1]	281,400	970,830
AngioDynamics [1]	181,057	1,888,424
Chembio Diagnostics [1]	166,460	852,275
IntriCon Corporation [1],[2]	303,600	3,573,372
Invacare Corporation	688,644	5,116,625
Orthofix Medical [1]	124,696	3,492,735
Ra Medical Systems [1],[2]	186,823	203,637
RTI Surgical Holdings [1]	578,328	988,941
SmileDirectClub Cl. A [1],[2]	426,494	1,991,727
Varex Imaging [1]	134,646	3,057,811
ViewRay [1]	616,300	1,540,750
		25,584,172
Health Care Providers & Services - 7.5%
Acadia Healthcare [1],[2]	194,579	3,570,525
Addus HomeCare [1],[2]	4,700	317,720
BioTelemetry [1]	109,200	4,205,292
Community Health Systems [1]	1,447,414	4,834,363
Cross Country Healthcare [1]	671,120	4,523,349
Option Care Health [1],[2]	333,371	3,157,023
Owens & Minor	963,229	8,813,545
R1 RCM [1]	599,443	5,448,937
RadNet [1]	93,900	986,889
Select Medical Holdings [1]	172,500	2,587,500
Surgery Partners [1],[2]	511,670	3,341,205
		41,786,348
Health Care Technology - 0.6%
Allscripts Healthcare Solutions [1]	219,728	1,546,885
Castlight Health Cl. B [1]	1,029,442	744,390
Evolent Health Cl. A [1],[2]	242,500	1,316,775
		3,608,050
Total		82,994,793

Industrials – 20.1%
Aerospace & Defense - 0.6%
Astronics Corporation [1]	179,400	1,646,892
Ducommun [1]	41,200	1,023,820
Triumph Group	125,101	845,683
		3,516,395
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings [1]	123,898	3,180,462
Airlines - 0.3%
Hawaiian Holdings	30,700	320,508
JetBlue Airways [1]	54,200	485,090
Mesa Air Group [1],[2]	274,700	903,763
		1,709,361
Building Products - 1.9%
American Woodmark [1]	46,200	2,105,334
Builders FirstSource [1]	70,695	864,600
Gibraltar Industries [1]	9,200	394,864
Griffon Corporation	209,759	2,653,451
Insteel Industries	148,850	1,972,262
JELD-WEN Holding [1]	103,900	1,010,947
PGT Innovations [1]	221,843	1,861,263
		10,862,721
Commercial Services & Supplies - 0.8%
ABM Industries	42,100	1,025,556
Covanta Holding Corporation	95,200	813,960
Interface	81,672	617,440
Pitney Bowes	636,494	1,298,448
Team [1]	96,886	629,759
		4,385,163
Construction & Engineering - 5.0%
Aegion Corporation [1]	147,216	2,639,583
Ameresco Cl. A [1]	338,530	5,765,166
Arcosa	151,525	6,021,603
Concrete Pumping Holdings [1],[2]	87,038	248,929
Construction Partners Cl. A [1],[2]	252,408	4,263,171
Great Lakes Dredge & Dock [1]	68,116	565,363
Northwest Pipe [1]	228,301	5,079,697
Primoris Services	192,880	3,066,792
		27,650,304
Electrical Equipment - 1.6%
Bloom Energy Cl. A [1],[2]	397,100	2,076,833
Encore Wire	11,600	487,084
Generac Holdings [1]	43,585	4,060,815
LSI Industries	462,953	1,749,962
Power Solutions International [1],[4]	163,572	752,431
		9,127,125
Machinery - 5.5%
Astec Industries	104,135	3,641,601
Commercial Vehicle Group [1]	391,874	591,730
Gencor Industries [1]	26,199	275,089
Hurco Companies	71,765	2,088,361
Hyster-Yale Materials Handling Cl. A	92,964	3,726,927
LiqTech International [1],[2]	238,100	1,021,449
Lydall [1]	283,726	1,832,870
Manitex International [1]	264,872	1,093,921
Meritor [1]	69,308	918,331
Mueller Water Products	298,372	2,389,960
NN [1]	154,172	266,718
Park-Ohio Holdings	51,790	980,903
Spartan Motors	291,438	3,762,465
TriMas Corporation [1]	110,510	2,552,781
Trinity Industries	160,300	2,576,021
Wabash National	73,400	529,948
Westport Fuel Systems [1]	2,313,733	2,176,991
		30,426,066
Marine - 0.2%
Eagle Bulk Shipping [1]	333,333	616,666
Scorpio Bulkers	283,487	717,222
		1,333,888
Professional Services - 0.9%
CoreLogic	72,400	2,211,096
GP Strategies [1]	250,445	1,630,397
Mistras Group [1]	328,400	1,398,984
		5,240,477
Road & Rail - 0.4%
Hertz Global Holdings [1],[2]	388,768	2,402,586

Trading Companies & Distributors - 2.3%
Air Lease Cl. A	224,538	4,971,272
Fortress Transportation & Infrastructure Investors	49,200	403,440
General Finance [1]	210,284	1,312,172
Herc Holdings [1]	193,398	3,956,923
United Rentals [1],[2]	18,700	1,924,230
		12,568,037
Total		112,402,585

Information Technology – 23.8%
Communications Equipment - 3.9%
ADTRAN	37,500	288,000
Aviat Networks [1]	51,899	441,142
CalAmp Corporation [1]	482,242	2,170,089
Ciena Corporation [1]	48,173	1,917,767
CommScope Holding Company [1],[2]	75,800	690,538
Comtech Telecommunications	174,542	2,319,663
DASAN Zhone Solutions [1]	196,400	822,916
Digi International [1]	328,700	3,135,798
EMCORE Corporation [1]	109,264	244,751
Extreme Networks [1]	199,800	617,382
Infinera Corporation [1],[2]	661,346	3,505,134
InterDigital	60,300	2,691,189
PCTEL	290,320	1,930,628
Ribbon Communications [1]	241,782	732,599
		21,507,596
Electronic Equipment, Instruments & Components - 3.9%
Fabrinet [1]	44,305	2,417,281
Frequency Electronics [1]	325,535	2,975,390
Identiv [1]	453,420	1,532,559
II-VI [1]	240,768	6,861,888
KEMET Corporation [1]	209,505	5,061,641
Perceptron [1]	138,518	398,932
Vishay Intertechnology	182,024	2,622,966
		21,870,657
IT Services - 1.3%
Limelight Networks [1]	960,624	5,475,557
Perspecta	108,059	1,970,996
		7,446,553
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Energy Industries [1]	100,700	4,882,943
Alpha & Omega Semiconductor [1]	741,525	4,753,175
Amkor Technology [1],[2]	395,900	3,084,061
Amtech Systems [1]	249,575	1,085,651
Axcelis Technologies [1]	29,800	545,638
AXT [1]	289,506	929,314
Brooks Automation	60,920	1,858,060
Cohu	181,776	2,250,387
FormFactor [1]	203,113	4,080,540
Ichor Holdings [1],[2]	79,194	1,517,357
Kulicke & Soffa Industries	224,565	4,686,671
MACOM Technology Solutions Holdings [1],[2]	320,139	6,060,231
MKS Instruments	23,500	1,914,075
Onto Innovation [1]	217,119	6,441,921
Ultra Clean Holdings [1]	284,527	3,926,473
Veeco Instruments [1]	308,887	2,956,049
		50,972,546
Software - 3.7%
A10 Networks [1]	751,726	4,668,219
Asure Software [1]	166,149	990,248
Avaya Holdings [1],[2]	518,154	4,191,866
Cloudera [1],[2]	297,700	2,342,899
Ebix	162,700	2,469,786
Kaleyra [1],[2]	20,200	147,460
SecureWorks Corporation Cl. A [1],[2]	263,430	3,032,079
Telaria [1]	491,177	2,947,062
		20,789,619
Technology Hardware, Storage & Peripherals - 1.8%
Avid Technology [1]	846,715	5,698,392
Intevac [1]	616,662	2,522,148
NCR Corporation [1]	51,565	912,700
3D Systems [1]	118,187	911,222
		10,044,462
Total		132,631,433

Materials – 8.0%
Chemicals - 3.0%
American Vanguard	76,700	1,109,082
Ferro Corporation [1]	201,167	1,882,923
Huntsman Corporation	205,600	2,966,808
Intrepid Potash [1]	892,800	714,240
Kraton Corporation [1]	364,045	2,948,764
Livent Corporation [1],[2]	347,500	1,824,375
Olin Corporation	269,400	3,143,898
Trecora Resources [1]	313,966	1,868,098
		16,458,188
Construction Materials - 1.4%
Forterra [1]	744,976	4,454,956
U.S. Concrete [1],[2]	195,519	3,546,715
		8,001,671
Metals & Mining - 3.1%
Allegheny Technologies [1]	82,714	703,069
Carpenter Technology	44,612	869,934
Century Aluminum [1]	621,710	2,250,590
Cleveland-Cliffs	698,349	2,758,479
Commercial Metals	165,609	2,614,966
Ferroglobe [1]	992,078	451,396
Haynes International	114,888	2,367,842
Noranda Aluminum Holding Corporation [1],[4]	488,157	2,050
Synalloy Corporation [1]	374,221	3,266,949
TimkenSteel Corporation [1]	121,175	391,395
Universal Stainless & Alloy Products [1]	227,941	1,757,425
		17,434,095
Paper & Forest Products - 0.5%
Glatfelter (P. H.) Company	204,900	2,503,878
Louisiana-Pacific	26,800	460,424
		2,964,302
Total		44,858,256

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Armada Hoffler Properties	277,433	2,968,533
CatchMark Timber Trust Cl. A	199,200	1,438,224
Ryman Hospitality Properties	16,300	584,355
		4,991,112
Real Estate Management & Development - 0.6%
Realogy Holdings [1]	295,020	888,010
Tejon Ranch [1]	167,106	2,349,511
		3,237,521
Total		8,228,633

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	114,999	1,282,239
Total		1,282,239

TOTAL COMMON STOCKS
(Cost $709,287,833)		518,051,922

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/20, due 4/1/20,
maturity value $35,572,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 10/15/22, valued at $36,286,561)
(Cost $35,572,000)		35,572,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.33%)
(Cost $18,311,046)		18,311,046

TOTAL INVESTMENTS – 102.5%
(Cost $763,170,879)		571,934,968

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.5)%		(14,148,447)

NET ASSETS – 100.0%		$557,786,521

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.7%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.5%
Bandwidth Cl. A [1],[2]	86,935	$5,849,856
Media - 0.7%
Liberty Latin America Cl. C [1],[2]	281,143	2,884,527
Media General (Rights) [1],[3]	102,272	0
Meredith Corporation	128,923	1,575,439
Nexstar Media Group Cl. A	23,725	1,369,645
Saga Communications Cl. A	115,961	3,190,087
		9,019,698
Total		14,869,554

Consumer Discretionary – 7.0%
Auto Components - 1.7%
Dorman Products [1]	109,180	6,034,379
Gentex Corporation	226,552	5,020,392
LCI Industries	128,870	8,612,382
Stoneridge [1]	116,469	1,950,856
		21,618,009
Automobiles - 0.3%
Winnebago Industries	158,610	4,410,944
Distributors - 0.2%
LKQ Corporation [1]	131,323	2,693,435
Diversified Consumer Services - 0.2%
Regis Corporation [1]	349,853	2,067,631
Hotels, Restaurants & Leisure - 0.4%
Century Casinos [1]	615,967	1,484,481
Cheesecake Factory	31,900	544,852
Hilton Grand Vacations [1]	191,499	3,019,939
		5,049,272
Household Durables - 0.4%
Cavco Industries [1]	4,200	608,748
Ethan Allen Interiors	13,928	142,344
La-Z-Boy	39,906	820,069
Legacy Housing [1],[2]	189,025	1,748,481
PulteGroup	93,800	2,093,616
		5,413,258
Internet & Direct Marketing Retail - 0.4%
Etsy [1]	118,283	4,546,798
Leisure Products - 0.6%
Brunswick Corporation	92,100	3,257,577
Johnson Outdoors Cl. A	28,015	1,756,541
MasterCraft Boat Holdings [1],[2]	340,601	2,486,387
		7,500,505
Specialty Retail - 2.2%
American Eagle Outfitters	310,666	2,469,795
America’s Car-Mart [1]	95,046	5,355,842
Asbury Automotive Group [1]	49,743	2,747,306
Caleres	197,284	1,025,877
Children’s Place [1]	60,209	1,177,688
Designer Brands Cl. A	431,283	2,147,789
Monro	50,639	2,218,495
OneWater Marine Cl. A [1]	187,500	1,434,375
Rent-A-Center	391,372	5,534,000
Shoe Carnival	203,991	4,236,893
		28,348,060
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings [1],[2]	122,179	2,430,140
G-III Apparel Group [1]	295,632	2,276,366
Movado Group [1]	14,923	176,390
Wolverine World Wide	218,755	3,325,076
		8,207,972
Total		89,855,884

Consumer Staples – 1.7%
Food Products - 0.6%
Industrias Bachoco ADR Ser. B	20,037	681,258
Nomad Foods [1],[2]	154,056	2,859,279
Seneca Foods Cl. A [1]	104,533	4,158,323
Tootsie Roll Industries	421	15,132
		7,713,992
Personal Products - 1.1%
BellRing Brands Cl. A [1]	190,076	3,240,796
e.l.f. Beauty [1]	293,500	2,888,040
Inter Parfums	177,526	8,228,330
		14,357,166
Total		22,071,158

Energy– 2.7%
Energy Equipment & Services - 2.5%
DMC Global	31,363	721,663
Era Group [1]	544,900	2,904,317
Helmerich & Payne	73,147	1,144,751
Oil States International [1]	9,750	19,792
Pason Systems	1,106,349	4,913,438
SEACOR Holdings [1]	485,358	13,085,252
SEACOR Marine Holdings [1]	701,179	3,071,164
Solaris Oilfield Infrastructure Cl. A	151,605	795,926
TGS-NOPEC Geophysical	517,270	5,804,582
		32,460,885
Oil, Gas & Consumable Fuels - 0.2%
Bonanza Creek Energy [1]	111,115	1,250,044
EQT Corporation	49,787	351,994
Penn Virginia [1],[2]	118,865	367,293
		1,969,331
Total		34,430,216

Financials – 15.8%
Banks - 4.0%
BOK Financial	77,519	3,299,209
Camden National	110,221	3,466,450
CIT Group	100,000	1,726,000
City Holding Company	45,780	3,045,743
CNB Financial	156,781	2,958,458
Financial Institutions	98,667	1,789,819
First Citizens BancShares Cl. A	42,871	14,270,470
National Bankshares	117,442	3,746,400
Northrim BanCorp	87,892	2,373,084
Popular	204,049	7,141,715
TriState Capital Holdings [1],[2]	102,161	987,897
Unity Bancorp	84,105	984,029
Webster Financial	258,286	5,914,749
		51,704,023
Capital Markets - 6.8%
Ares Management Cl. A	498,293	15,412,203
Artisan Partners Asset Management Cl. A	134,502	2,890,448
B. Riley Financial	69,658	1,283,100
Diamond Hill Investment Group	36,016	3,250,084
Evercore Cl. A	86,341	3,976,866
Houlihan Lokey Cl. A	259,847	13,543,226
Lazard Cl. A	230,750	5,436,470
Moelis & Company Cl. A	131,324	3,690,204
Morningstar	96,994	11,275,553
SEI Investments	168,119	7,790,634
Sprott	1,716,948	2,793,868
TMX Group	73,600	5,479,338
Tradeweb Markets Cl. A	86,400	3,632,256
Virtu Financial Cl. A	384,323	8,001,605
		88,455,855
Diversified Financial Services - 0.1%
Onex Corporation	50,000	1,830,100
Insurance - 3.1%
Alleghany Corporation	8,775	4,846,871
Assured Guaranty	193,882	5,000,217
E-L Financial	25,518	10,843,291
FBL Financial Group Cl. A	82,812	3,864,836
Kingstone Companies	152,713	780,364
ProAssurance Corporation	197,321	4,933,025
RLI Corp.	68,753	6,045,451
Trupanion [1],[2]	134,051	3,489,348
		39,803,403
Thrifts & Mortgage Finance - 1.8%
Axos Financial [1],[2]	122,961	2,229,283
Genworth MI Canada	488,429	10,852,821
Southern Missouri Bancorp	60,483	1,467,922
Timberland Bancorp	96,237	1,760,175
TrustCo Bank Corp. NY	580,930	3,142,831
WSFS Financial	138,559	3,452,890
		22,905,922
Total		204,699,303

Health Care – 8.1%
Biotechnology - 0.6%
BioSpecifics Technologies [1],[2]	57,158	3,233,428
CareDx [1],[2]	34,820	760,121
Coherus BioSciences [1],[2]	56,500	916,430
Eagle Pharmaceuticals [1],[2]	7,362	338,652
Pfenex [1],[2]	93,189	821,927
Zealand Pharma [1]	63,722	2,196,893
		8,267,451
Health Care Equipment & Supplies - 3.1%
AtriCure [1]	35,243	1,183,812
Atrion Corporation	8,442	5,487,300
BioLife Solutions [1]	278,716	2,647,802
CryoLife [1]	63,358	1,072,017
Haemonetics [1]	61,169	6,096,103
Hill-Rom Holdings	45,576	4,584,946
Masimo Corporation [1]	10,000	1,771,200
Mesa Laboratories	50,145	11,337,283
Misonix [1]	18,800	177,096
OrthoPediatrics Corporation [1],[2]	13,500	535,140
STAAR Surgical [1],[2]	86,141	2,778,909
Tandem Diabetes Care [1]	37,586	2,418,659
		40,090,267
Health Care Providers & Services - 2.3%
AMN Healthcare Services [1],[2]	97,919	5,660,698
Encompass Health	139,160	8,910,415
Ensign Group (The)	76,535	2,878,481
National Research	125,963	5,728,797
Pennant Group [1]	24,527	347,302
U.S. Physical Therapy	94,684	6,533,196
		30,058,889
Health Care Technology - 0.4%
Simulations Plus	145,570	5,083,304
Life Sciences Tools & Services - 1.6%
Bio-Techne	57,270	10,859,537
ICON [1]	31,848	4,331,328
NeoGenomics [1]	62,083	1,714,112
PRA Health Sciences [1],[2]	9,949	826,165
Quanterix Corporation [1],[2]	122,399	2,248,470
		19,979,612
Pharmaceuticals - 0.1%
Supernus Pharmaceuticals [1]	95,317	1,714,753
Total		105,194,276

Industrials – 27.8%
Aerospace & Defense - 1.7%
HEICO Corporation	140,087	10,451,891
HEICO Corporation Cl. A	63,610	4,064,679
Hexcel Corporation	32,232	1,198,708
Magellan Aerospace	265,771	1,229,425
Vectrus [1]	138,119	5,719,508
		22,664,211
Air Freight & Logistics - 0.8%
Forward Air	100,469	5,088,755
Hub Group Cl. A [1]	107,918	4,907,031
		9,995,786
Airlines - 0.0%
Spirit Airlines [1],[2]	11,897	153,352
Building Products - 1.2%
Apogee Enterprises	73,798	1,536,474
Gibraltar Industries [1]	106,327	4,563,555
Patrick Industries	158,191	4,454,659
Simpson Manufacturing	82,299	5,100,892
Universal Forest Products	12,800	476,032
		16,131,612
Commercial Services & Supplies - 1.7%
Healthcare Services Group	163,811	3,916,721
Heritage-Crystal Clean [1]	154,283	2,505,556
Kimball International Cl. B	419,617	4,997,638
Knoll	27,840	287,309
Mobile Mini	82,807	2,172,028
PICO Holdings [1]	325,026	2,528,702
Steelcase Cl. A	16,232	160,210
UniFirst Corporation	39,285	5,935,571
		22,503,735
Construction & Engineering - 2.2%
Arcosa	316,212	12,566,265
Comfort Systems USA	126,731	4,632,018
Construction Partners Cl. A [1],[2]	144,891	2,447,209
MasTec [1]	1,900	62,187
Sterling Construction [1]	8,968	85,196
Valmont Industries	76,725	8,131,315
		27,924,190
Electrical Equipment - 1.3%
Bloom Energy Cl. A [1],[2]	50,000	261,500
Encore Wire	73,804	3,099,030
EnerSys	13,401	663,617
Hubbell Incorporated	8,335	956,358
Preformed Line Products	209,453	10,437,043
Sensata Technologies Holding [1],[2]	28,700	830,291
		16,247,839
Industrial Conglomerates - 1.2%
Carlisle Companies	36,313	4,549,293
Raven Industries	505,204	10,725,481
		15,274,774
Machinery - 9.5%
Alamo Group	10,801	958,913
Colfax Corporation [1],[2]	566,834	11,223,313
ESCO Technologies	79,509	6,035,528
Federal Signal	58,151	1,586,359
Graco	180,999	8,820,081
Graham Corporation	72,292	932,567
Helios Technologies	327,410	12,415,387
John Bean Technologies	116,550	8,656,169
Kadant	123,728	9,236,295
Lincoln Electric Holdings	156,617	10,806,573
Lindsay Corporation	118,390	10,842,156
Luxfer Holdings	34,100	482,174
Mayville Engineering [1]	102,309	627,154
Meritor [1]	558,714	7,402,961
Miller Industries	205,051	5,798,842
Nordson Corporation	48,336	6,528,744
RBC Bearings [1]	54,522	6,149,537
Tennant Company	250,680	14,526,906
		123,029,659
Marine - 1.1%
Clarkson [1]	350,000	10,028,481
Eagle Bulk Shipping [1]	377,886	699,089
Kirby Corporation [1]	70,297	3,055,811
		13,783,381
Professional Services - 2.5%
Exponent	74,566	5,362,041
Forrester Research [1]	180,533	5,276,980
GP Strategies [1]	85,313	555,388
Heidrick & Struggles International	314,833	7,083,742
Kforce	110,800	2,833,156
Korn Ferry	236,619	5,754,574
ManpowerGroup	10,247	542,989
Morneau Shepell	53,600	1,081,293
Resources Connection	204,684	2,245,383
Upwork [1],[2]	298,460	1,925,067
		32,660,613
Road & Rail - 2.2%
ArcBest	239,947	4,203,871
Landstar System	137,120	13,144,323
Saia [1]	69,162	5,086,174
Universal Logistics Holdings	430,275	5,636,603
		28,070,971
Trading Companies & Distributors - 2.4%
Air Lease Cl. A	305,115	6,755,246
Applied Industrial Technologies	121,091	5,536,281
BMC Stock Holdings [1],[2]	258,085	4,575,847
EVI Industries [1],[2]	458,404	7,233,615
Lawson Products [1]	8,800	235,136
Richelieu Hardware	310,641	4,906,949
Watsco	9,849	1,556,437
		30,799,511
Total		359,239,634

Information Technology – 21.7%
Communications Equipment - 0.2%
ADTRAN	61,465	472,051
Digi International [1]	287,193	2,739,821
NetScout Systems [1],[2]	11,938	282,573
		3,494,445
Electronic Equipment, Instruments & Components - 8.4%
Badger Meter	77,200	4,137,920
Cognex Corporation	104,493	4,411,694
Coherent [1]	90,691	9,650,429
Dolby Laboratories Cl. A	84,640	4,588,334
ePlus [1]	8,700	544,794
Fabrinet [1]	182,032	9,931,666
FARO Technologies [1]	233,398	10,386,211
FLIR Systems	427,601	13,636,196
HollySys Automation Technologies	71,531	922,750
Insight Enterprises [1]	189,493	7,983,340
IPG Photonics [1]	46,231	5,098,355
Kimball Electronics [1]	186,492	2,036,493
Littelfuse	9,333	1,245,209
Luna Innovations [1]	185,900	1,143,285
Methode Electronics	35,648	942,177
MTS Systems	43,710	983,475
National Instruments	261,316	8,644,333
PAR Technology [1]	321,789	4,138,207
PC Connection	182,249	7,510,481
Plexus Corporation [1]	2,300	125,488
Rogers Corporation [1]	18,000	1,699,560
Sanmina Corporation [1]	192,160	5,242,125
Vishay Intertechnology	138,090	1,989,877
Vishay Precision Group [1]	77,156	1,549,292
		108,541,691
IT Services - 1.2%
Computer Services [4]	6,279	252,604
Hackett Group (The)	7,700	97,944
KBR	514,874	10,647,595
MAXIMUS	60,050	3,494,910
Switch Cl. A	8,556	123,463
WEX [1],[2]	7,900	825,945
		15,442,461
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Energy Industries [1]	35,601	1,726,293
Axcelis Technologies [1]	239,616	4,387,369
Brooks Automation	187,913	5,731,347
Cabot Microelectronics	120,757	13,783,204
Cirrus Logic [1]	197,140	12,938,298
Cohu	122,418	1,515,535
Diodes [1]	195,294	7,935,772
Entegris	164,616	7,369,858
FormFactor [1]	183,166	3,679,805
Kulicke & Soffa Industries	322,151	6,723,291
Lattice Semiconductor [1]	187,271	3,337,169
MKS Instruments	140,280	11,425,806
Nova Measuring Instruments [1],[2]	95,954	3,132,898
Onto Innovation [1],[2]	75,220	2,231,777
Photronics [1]	142,794	1,465,066
Silicon Motion Technology ADR	60,370	2,213,164
Ultra Clean Holdings [1]	89,571	1,236,080
		90,832,732
Software - 4.9%
ACI Worldwide [1]	237,597	5,737,968
Agilysys [1]	93,087	1,554,553
Avalara [1]	27,300	2,036,580
Cloudflare Cl. A [1]	168,311	3,951,942
Descartes Systems Group (The) [1]	104,547	3,595,371
Elastic [1],[2]	54,400	3,036,064
Envestnet [1],[2]	10,000	537,800
Everbridge [1],[2]	10,700	1,138,052
Fair Isaac [1]	28,168	8,667,012
Five9 [1],[2]	26,418	2,019,920
j2 Global [1]	78,677	5,888,973
Manhattan Associates [1]	77,664	3,869,221
QAD Cl. A	45,841	1,830,431
Qualys [1],[2]	46,927	4,082,180
SPS Commerce [1]	70,805	3,293,141
SVMK [1],[2]	337,645	4,561,584
Upland Software [1],[2]	270,015	7,241,802
		63,042,594
Total		281,353,923

Materials – 9.5%
Chemicals - 4.5%
Balchem Corporation	129,022	12,737,052
Element Solutions [1],[2]	1,076,749	9,001,622
Huntsman Corporation	74,005	1,067,892
Innospec	137,742	9,571,692
Minerals Technologies	215,484	7,813,450
Quaker Chemical	130,297	16,453,905
Sensient Technologies	23,379	1,017,220
Westlake Chemical	13,502	515,371
		58,178,204
Construction Materials - 0.1%
Imerys	40,000	1,006,512
Containers & Packaging - 0.7%
AptarGroup	94,054	9,362,135
Metals & Mining - 3.0%
Alamos Gold Cl. A	2,522,435	12,672,220
Franco-Nevada	92,738	9,229,286
Haynes International	37,450	771,844
IAMGOLD Corporation [1]	795,894	1,814,638
Pretium Resources [1]	89,241	509,206
Reliance Steel & Aluminum	155,349	13,607,019
		38,604,213
Paper & Forest Products - 1.2%
Stella-Jones	737,201	16,060,956
Total		123,212,020

Real Estate – 3.2%
Real Estate Management & Development - 3.2%
FRP Holdings [1]	244,688	10,521,584
Jones Lang LaSalle	16,515	1,667,685
Kennedy-Wilson Holdings	654,921	8,789,040
Marcus & Millichap [1]	402,185	10,899,213
St. Joe Company (The) [1]	246,454	4,135,498
Tejon Ranch [1]	407,307	5,726,736
Total		41,739,756

TOTAL COMMON STOCKS
(Cost $1,158,601,264)		1,276,665,724

REPURCHASE AGREEMENT – 0.7%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $9,668,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $9,864,358) (Cost $9,668,000)		9,668,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.33%) (Cost $18,287,979)		18,287,979

TOTAL INVESTMENTS – 100.8%
(Cost $1,186,557,243)		1,304,621,703

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(10,473,405)

NET ASSETS – 100.0%		$1,294,148,298

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.2%

Consumer Discretionary – 4.0%
Auto Components - 2.4%
Dorman Products [1]	229,595	$12,689,716
LCI Industries	252,919	16,902,577
		29,592,293
Distributors - 1.6%
Pool Corporation	101,991	20,068,769
Total		49,661,062

Consumer Staples – 0.5%
Personal Products - 0.5%
Inter Parfums	124,994	5,793,472
Total		5,793,472

Energy – 3.4%
Energy Equipment & Services - 3.4%
Pason Systems	3,009,000	13,363,355
SEACOR Holdings [1]	626,395	16,887,609
TGS-NOPEC Geophysical	1,134,000	12,725,263
Total		42,976,227

Financials – 15.5%
Capital Markets - 10.4%
Ares Management Cl. A	1,137,578	35,185,288
Ashmore Group	6,431,500	28,365,702
Lazard Cl. A	417,183	9,828,832
Morningstar	324,644	37,739,865
TMX Group	268,494	19,988,713
		131,108,400
Insurance - 3.4%
Alleghany Corporation	51,600	28,501,260
ProAssurance Corporation	584,607	14,615,175
		43,116,435
Thrifts & Mortgage Finance - 1.7%
Genworth MI Canada	938,365	20,850,333
Total		195,075,168

Health Care – 5.8%
Health Care Equipment & Supplies - 3.9%
Haemonetics [1]	242,100	24,127,686
Mesa Laboratories	111,079	25,113,851
		49,241,537
Life Sciences Tools & Services - 1.9%
Bio-Techne	127,778	24,229,264
Total		73,470,801

Industrials – 36.4%
Air Freight & Logistics - 2.0%
Forward Air	485,163	24,573,506
Building Products - 1.6%
Simpson Manufacturing	329,251	20,406,977
Commercial Services & Supplies - 1.8%
Ritchie Bros. Auctioneers	646,246	22,088,688
Construction & Engineering - 1.7%
Valmont Industries	196,649	20,840,861
Industrial Conglomerates - 1.3%
Raven Industries	758,195	16,096,480
Machinery - 20.4%
CIRCOR International [1]	441,380	5,133,249
Colfax Corporation [1],[2]	1,375,182	27,228,604
ESCO Technologies	250,000	18,977,500
Franklin Electric	64,435	3,036,822
Helios Technologies	690,465	26,182,433
John Bean Technologies	419,670	31,168,891
Kadant	242,171	18,078,065
Lincoln Electric Holdings	507,510	35,018,190
Lindsay Corporation	427,385	39,139,918
RBC Bearings [1]	134,575	15,178,714
Tennant Company	368,973	21,381,985
Woodward	261,839	15,563,710
		256,088,081
Marine - 2.7%
Clarkson [1]	510,106	14,615,967
Kirby Corporation [1]	447,819	19,466,692
		34,082,659
Professional Services - 0.7%
Forrester Research [1]	323,330	9,450,936
Road & Rail - 1.9%
Landstar System	252,125	24,168,703
Trading Companies & Distributors - 2.3%
Air Lease Cl. A	1,287,547	28,506,291
Total		456,303,182

Information Technology – 23.6%
Electronic Equipment, Instruments & Components - 10.6%
Cognex Corporation	555,770	23,464,610
Coherent [1]	300,257	31,950,347
FARO Technologies [1]	460,663	20,499,504
IPG Photonics [1]	110,712	12,209,319
National Instruments	859,275	28,424,817
Rogers Corporation [1]	170,000	16,051,400
		132,599,997
IT Services - 1.5%
Jack Henry & Associates	123,178	19,122,153
Semiconductors & Semiconductor Equipment - 7.1%
Cabot Microelectronics	321,764	36,726,143
Cirrus Logic [1]	256,662	16,844,727
MKS Instruments	432,348	35,214,744
		88,785,614
Software - 4.4%
Fair Isaac [1]	105,005	32,308,988
Manhattan Associates [1]	465,674	23,199,879
		55,508,867
Total		296,016,631

Materials – 9.9%
Chemicals - 5.2%
Innospec	426,610	29,645,129
Quaker Chemical	277,780	35,078,058
		64,723,187
Metals & Mining - 2.6%
Reliance Steel & Aluminum	374,331	32,787,652
Paper & Forest Products - 2.1%
Stella-Jones	1,223,000	26,644,767
Total		124,155,606

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings	1,026,399	13,774,275
Total		13,774,275

TOTAL COMMON STOCKS
(Cost $1,019,202,878)		1,257,226,424

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $15,258,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $15,564,684) (Cost $15,258,000)		15,258,000

TOTAL INVESTMENTS – 101.4%
(Cost $1,034,460,878)		1,272,484,424

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(17,705,431)

NET ASSETS – 100.0%		$1,254,778,993

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Communication Services – 1.5%
Media - 1.5%
Saga Communications Cl. A	54,029	$1,486,338
Total		1,486,338

Consumer Discretionary – 12.3%
Auto Components - 0.6%
Gentex Corporation	24,627	545,734
Hotels, Restaurants & Leisure - 1.5%
Cheesecake Factory	17,100	292,068
Hilton Grand Vacations [1]	76,101	1,200,113
		1,492,181
Household Durables - 1.7%
La-Z-Boy	22,102	454,196
PulteGroup	51,900	1,158,408
		1,612,604
Leisure Products - 0.4%
MasterCraft Boat Holdings [1]	48,513	354,145
Specialty Retail - 7.0%
American Eagle Outfitters	173,345	1,378,093
Caleres	99,525	517,530
Designer Brands Cl. A	228,348	1,137,173
OneWater Marine Cl. A [1]	67,957	519,871
Rent-A-Center	119,770	1,693,548
Shoe Carnival	72,838	1,512,845
		6,759,060
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group [1]	83,900	646,030
Steven Madden	19,249	447,154
		1,093,184
Total		11,856,908

Consumer Staples – 0.6%
Food & Staples Retailing - 0.6%
Village Super Market Cl. A	21,600	530,928
Total		530,928

Energy – 2.5%
Energy Equipment & Services - 1.4%
DMC Global	17,857	410,889
Helmerich & Payne	30,984	484,900
Solaris Oilfield Infrastructure Cl. A	74,211	389,608
		1,285,397
Oil, Gas & Consumable Fuels - 1.1%
Bonanza Creek Energy [1]	61,177	688,241
Dorchester Minerals L.P.	19,034	177,206
Penn Virginia [1],[2]	64,740	200,047
		1,065,494
Total		2,350,891

Financials – 29.0%
Banks - 12.7%
Ames National	77,693	1,588,822
Camden National	48,201	1,515,921
City Holding Company	21,676	1,442,104
CNB Financial	76,510	1,443,744
Codorus Valley Bancorp	35,679	574,432
Financial Institutions	34,766	630,655
Landmark Bancorp	23,280	474,912
MidWestOne Financial Group	30,886	646,753
National Bankshares	58,863	1,877,730
Northrim BanCorp	46,488	1,255,176
Unity Bancorp	64,858	758,839
		12,209,088
Capital Markets - 6.3%
Evercore Cl. A	46,644	2,148,423
Houlihan Lokey Cl. A	34,895	1,818,727
Moelis & Company Cl. A	71,619	2,012,494
Pzena Investment Management Cl. A	15,192	67,756
		6,047,400
Insurance - 3.8%
James River Group Holdings	47,005	1,703,462
Kingstone Companies	102,119	521,828
Reinsurance Group of America	16,936	1,424,995
		3,650,285
Thrifts & Mortgage Finance - 6.2%
Genworth MI Canada	66,814	1,484,597
Southern Missouri Bancorp	32,349	785,110
Timberland Bancorp	45,271	828,007
TrustCo Bank Corp. NY	262,747	1,421,461
WSFS Financial	57,426	1,431,056
		5,950,231
Total		27,857,004

Health Care – 5.2%
Biotechnology - 1.5%
Catalyst Pharmaceuticals [1],[2]	236,238	909,516
Coherus BioSciences [1]	31,400	509,308
		1,418,824
Health Care Providers & Services - 3.0%
AMN Healthcare Services [1]	21,825	1,261,703
Ensign Group (The)	38,965	1,465,474
Pennant Group [1]	10,313	146,032
		2,873,209
Pharmaceuticals - 0.7%
Supernus Pharmaceuticals [1]
	40,800	733,992
Total		5,026,025

Industrials – 28.1%
Aerospace & Defense - 3.1%
Magellan Aerospace	161,900	748,930
Vectrus [1]	53,201	2,203,053
		2,951,983
Building Products - 0.3%
Universal Forest Products	7,100	264,049
Commercial Services & Supplies - 2.2%
Herman Miller	14,499	321,878
Kimball International Cl. B	137,354	1,635,886
Knoll	16,553	170,827
		2,128,591
Construction & Engineering - 1.8%
Comfort Systems USA	46,038	1,682,689
MasTec [1]	1,100	36,003
		1,718,692
Electrical Equipment - 0.5%
EnerSys	9,714	481,037
Machinery - 6.0%
Alamo Group	5,963	529,395
Commercial Vehicle Group [1]	275,384	415,830
Federal Signal	34,210	933,249
Mayville Engineering [1]	23,886	146,421
Meritor [1]	61,984	821,288
Miller Industries	104,577	2,957,438
		5,803,621
Professional Services - 8.0%
Heidrick & Struggles International	115,034	2,588,265
Kforce	55,010	1,406,606
Korn Ferry	72,960	1,774,387
Resources Connection	80,220	880,014
Robert Half International	26,916	1,016,079
		7,665,351
Road & Rail - 4.6%
ArcBest	88,423	1,549,171
Old Dominion Freight Line	6,246	819,850
Saia [1]	8,841	650,167
Werner Enterprises	38,254	1,387,090
		4,406,278
Trading Companies & Distributors - 1.6%
BMC Stock Holdings [1]	88,655	1,571,853
Total		26,991,455

Information Technology – 15.4%
Electronic Equipment, Instruments & Components - 12.3%
ePlus [1]	4,700	294,314
Fabrinet [1]	24,654	1,345,122
Insight Enterprises [1]	58,023	2,444,509
Methode Electronics	13,100	346,233
PC Connection	69,254	2,853,957
Plexus Corporation [1]	1,300	70,928
Sanmina Corporation [1]	106,941	2,917,351
Vishay Intertechnology	105,139	1,515,053
		11,787,467
IT Services - 0.1%
Hackett Group (The)	4,176	53,119
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries [1]	11,765	570,485
Kulicke & Soffa Industries	81,558	1,702,115
MKS Instruments	7,780	633,681
		2,906,281
Total		14,746,867

Real Estate – 1.8%
Real Estate Management & Development - 1.8%
Marcus & Millichap [1]
	63,764	1,728,004
Total		1,728,004

TOTAL COMMON STOCKS
(Cost $114,191,692)		92,574,420

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $3,564,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $3,636,415) (Cost $3,564,000)		3,564,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.33%)
(Cost $188,227)		188,227

TOTAL INVESTMENTS – 100.3%
(Cost $117,943,919)		96,326,647

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(283,440)

NET ASSETS – 100.0%		$96,043,207

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Communication Services – 2.9%
Diversified Telecommunication Services - 1.0%
Bandwidth Cl. A [1]	26,000	$1,749,540
Entertainment - 1.9%
Sea Cl. A ADR [1],[2]	79,000	3,500,490
Total		5,250,030

Consumer Discretionary – 9.8%
Diversified Consumer Services - 1.8%
Aspen Group [1]	182,000	1,454,180
Bright Horizons Family Solutions [1]	18,000	1,836,000
		3,290,180
Hotels, Restaurants & Leisure - 2.1%
Allied Esports Entertainment [1],[2]	201,000	315,570
Papa John’s International	33,000	1,761,210
Texas Roadhouse	43,000	1,775,900
		3,852,680
Household Durables - 2.5%
Cavco Industries [1]	10,000	1,449,400
Lovesac Company (The) [1],[2]	335,666	1,956,933
Skyline Champion [1]	80,000	1,254,400
		4,660,733
Internet & Direct Marketing Retail - 0.6%
Trxade Group [1]	197,300	1,134,475
Leisure Products - 0.8%
Callaway Golf	144,000	1,471,680
Specialty Retail - 2.0%
Carvana Cl. A [1],[2]	33,000	1,817,970
Monro	40,000	1,752,400
		3,570,370
Total		17,980,118

Consumer Staples – 1.8%
Food Products - 1.8%
Freshpet [1],[2]	52,000	3,321,240
Total		3,321,240

Energy – 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Magnolia Oil & Gas Cl. A [1],[2]	128,000	512,000
Viper Energy Partners L.P.	35,000	232,050
Total		744,050

Financials – 5.7%
Banks - 2.4%
Enterprise Financial Services	41,500	1,158,265
Seacoast Banking Corporation of Florida [1]	82,000	1,501,420
Southern National Bancorp of Virginia	73,000	718,320
TriState Capital Holdings [1]	104,057	1,006,231
		4,384,236
Capital Markets - 1.8%
MarketAxess Holdings	7,000	2,327,990
PJT Partners Cl. A	24,000	1,041,360
		3,369,350
Consumer Finance - 0.8%
LendingTree [1]	8,000	1,467,120
Insurance - 0.7%
eHealth [1],[2]	9,000	1,267,380
Total		10,488,086

Health Care – 27.0%
Biotechnology - 7.7%
Avid Bioservices [1],[2]	299,000	1,527,890
bluebird bio [1],[2]	19,000	873,240
CareDx [1],[2]	57,000	1,244,310
Coherus BioSciences [1],[2]	69,000	1,119,180
Natera [1]	37,000	1,104,820
Oxford Biomedica [1]	224,000	1,495,901
REGENXBIO [1]	60,000	1,942,800
uniQure [1]	54,000	2,562,300
Veracyte [1],[2]	91,150	2,215,856
		14,086,297
Health Care Equipment & Supplies - 11.8%
Alphatec Holdings [1]	264,000	910,800
Apyx Medical [1]	117,731	422,654
CONMED Corporation	30,000	1,718,100
CryoPort [1]	222,198	3,792,920
CytoSorbents [1]	63,312	489,402
Glaukos Corporation [1]	25,125	775,357
Inmode [1]	41,000	881,500
Inogen [1]	18,000	929,880
Itamar Medical ADR [1],[2]	120,000	1,413,600
Penumbra [1]	17,000	2,742,610
Profound Medical [1]	99,000	952,505
STAAR Surgical [1]	54,000	1,742,040
ViewRay [1]	563,000	1,407,500
West Pharmaceutical Services	23,000	3,501,750
		21,680,618
Health Care Providers & Services - 4.0%
Addus HomeCare [1]	30,000	2,028,000
Joint Corp. (The) [1]	165,000	1,790,250
Pennant Group [1]	122,000	1,727,520
PetIQ Cl. A [1],[2]	25,000	580,750
Sharps Compliance [1],[2]	113,000	897,220
Viemed Healthcare [1]	86,000	403,937
		7,427,677
Life Sciences Tools & Services - 3.1%
Harvard Bioscience [1]	413,600	914,056
Medpace Holdings [1],[2]	15,000	1,100,700
PureTech Health [1]	645,000	1,923,737
Quanterix Corporation [1]	97,600	1,792,912
		5,731,405
Pharmaceuticals - 0.4%
Emisphere Technologies [1],[4]	35,000	194,250
Evolus [1],[2]	128,000	531,200
		725,450
Total		49,651,447

Industrials – 8.7%
Aerospace & Defense - 2.9%
AeroVironment [1],[2]	31,000	1,889,760
BWX Technologies	41,000	1,997,110
Kratos Defense & Security Solutions [1]	101,000	1,397,840
		5,284,710
Electrical Equipment - 2.0%
American Superconductor [1]	302,349	1,656,872
EnerSys	15,000	742,800
Vicor Corporation [1]	29,000	1,291,660
		3,691,332
Machinery - 0.5%
Energy Recovery [1],[2]	126,000	937,440
Professional Services - 1.7%
GP Strategies [1]	472,282	3,074,556
Trading Companies & Distributors - 1.6%
Lawson Products [1]	111,000	2,965,920
Total		15,953,958

Information Technology – 38.1%
Communications Equipment - 2.4%
Lumentum Holdings [1],[2]	42,000	3,095,400
Viavi Solutions [1]	125,000	1,401,250
		4,496,650
Electronic Equipment, Instruments & Components - 4.7%
FLIR Systems	48,600	1,549,854
Iteris [1],[2]	1,707,000	5,462,400
Rogers Corporation [1]	18,000	1,699,560
		8,711,814
IT Services - 6.5%
Unisys Corporation [1]	691,000	8,533,850
USA Technologies [1],[4]	721,996	3,321,182
		11,855,032
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Energy Industries [1]	41,000	1,988,090
Ambarella [1]	43,000	2,088,080
AXT [1]	278,000	892,380
CEVA [1]	47,000	1,171,710
CyberOptics Corporation [1]	108,000	1,847,880
Impinj [1],[2]	64,000	1,069,440
Lattice Semiconductor [1]	37,000	659,340
MagnaChip Semiconductor [1]	315,461	3,485,844
Onto Innovation [1]	61,000	1,809,870
Silicon Laboratories [1],[2]	29,000	2,476,890
		17,489,524
Software - 15.0%
Agilysys [1]	73,000	1,219,100
Alarm.com Holdings [1],[2]	32,000	1,245,120
Avalara [1]	38,000	2,834,800
Blue Prism Group [1]	82,000	1,140,876
Cerence [1],[2]	32,000	492,800
Coupa Software [1],[2]	15,000	2,095,950
Descartes Systems Group (The) [1]	66,000	2,269,740
LivePerson [1],[2]	60,000	1,365,000
Materialise ADR [1],[2]	138,577	2,573,375
Paylocity Holding Corporation [1]	39,786	3,513,899
PROS Holdings [1],[2]	26,000	806,780
QAD Cl. A	45,000	1,796,850
RingCentral Cl. A [1]	24,000	5,085,840
Rosetta Stone [1]	37,000	518,740
Telaria [1]	99,000	594,000
		27,552,870
Total		70,105,890

Real Estate – 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Community Healthcare Trust	89,000	3,406,920
Postal Realty Trust Cl. A	170,000	2,689,400
Total		6,096,320

TOTAL COMMON STOCKS
(Cost $182,530,279)		179,591,139

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $7,588,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $7,743,547) (Cost $7,588,000)		7,588,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 7.1%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.33%) (Cost $13,024,494)		13,024,494

TOTAL INVESTMENTS – 108.9%
(Cost $203,142,773)		200,203,633

LIABILITIES LESS CASH AND OTHER ASSETS – (8.9)%		(16,372,509)

NET ASSETS – 100.0%		$183,831,124

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.8%

Communication Services – 7.1%
Media - 7.1%
Meredith Corporation	1,459,000	$17,828,980
Scholastic Corporation	1,250,000	31,862,500
Total		49,691,480

Consumer Discretionary – 22.2%
Auto Components - 11.8%
Cooper Tire & Rubber	1,196,600	19,504,580
Gentex Corporation	1,013,000	22,448,080
Standard Motor Products	990,000	41,154,300
		83,106,960
Automobiles - 1.1%
Winnebago Industries	269,000	7,480,890
Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A [5]	353,623	3,070,756
Household Durables - 3.3%
Flexsteel Industries [5]	720,000	7,891,200
Hooker Furniture [5]	963,500	15,040,235
Skyline Champion [1]	35,000	548,800
		23,480,235
Leisure Products - 3.1%
Johnson Outdoors Cl. A	347,600	21,794,520
Specialty Retail - 2.5%
Children’s Place [1]	550,000	10,758,000
Haverty Furniture	608,700	7,237,443
		17,995,443
Total		156,928,804

Consumer Staples – 2.2%
Food Products - 2.2%
John B Sanfilippo & Son	175,500	15,689,700
Total		15,689,700

Industrials – 25.4%
Aerospace & Defense - 4.3%
National Presto Industries [5]	384,600	27,233,526
Park Aerospace	234,000	2,948,400
		30,181,926
Building Products - 1.1%
Gibraltar Industries [1]	11,500	493,580
Insteel Industries	533,500	7,068,875
		7,562,455
Commercial Services & Supplies - 2.4%
Ennis	855,000	16,056,900
UniFirst Corporation	7,000	1,057,630
		17,114,530
Construction & Engineering - 0.1%
Argan	31,000	1,071,670
Electrical Equipment - 4.9%
Hubbell Incorporated	305,000	34,995,700
Machinery - 6.4%
Gencor Industries [1],[5]	1,074,783	11,285,222
Hurco Companies [5]	596,000	17,343,600
Miller Industries	507,500	14,352,100
Oshkosh Corporation	34,000	2,187,220
		45,168,142
Professional Services - 2.5%
Resources Connection	1,580,000	17,332,600
Trading Companies & Distributors - 3.7%
BMC Stock Holdings [1]	685,000	12,145,050
MSC Industrial Direct Cl. A	255,500	14,044,835
		26,189,885
Total		179,616,908

Information Technology – 13.8%
Electronic Equipment, Instruments & Components - 2.9%
Vishay Intertechnology	1,128,000	16,254,480
Vishay Precision Group [1]	204,028	4,096,882
		20,351,362
IT Services - 6.5%
Computer Services [4]	1,152,256	46,355,259
Semiconductors & Semiconductor Equipment - 4.4%
Axcelis Technologies [1]	395,000	7,232,450
Kulicke & Soffa Industries	1,140,500	23,802,235
		31,034,685
Total		97,741,306

Materials – 8.0%
Chemicals - 3.6%
Huntsman Corporation	1,733,500	25,014,405
Metals & Mining - 0.1%
Materion Corporation	19,000	665,190
Paper & Forest Products - 4.3%
Mercer International	1,542,500	11,167,700
Verso Corporation Cl. A [1]	1,722,000	19,424,160
		30,591,860
Total		56,271,455

Real Estate – 5.1%
Real Estate Management & Development - 5.1%
Marcus & Millichap [1]	1,335,000	36,178,500
Total		36,178,500

TOTAL COMMON STOCKS
(Cost $666,546,077)		592,118,153

REPURCHASE AGREEMENT – 15.8%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $111,694,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $113,928,938) (Cost $111,694,000)		111,694,000

TOTAL INVESTMENTS – 99.6%
(Cost $778,240,077)		703,812,153

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		3,169,038

NET ASSETS – 100.0%		$706,981,191

SCHEDULES OF INVESTMENTS

ROYCE TOTAL RETURN FUND

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.9%

Communication Services – 1.1%
Diversified Telecommunication Services - 0.9% ATN International	151,229	$8,878,655
Entertainment - 0.1% Marcus (The)	118,289	1,457,320
Media - 0.1% Gannett Company [1],[2]	89,563	132,553
Meredith Corporation	47,400	579,228
		711,781
Total		11,047,756

Consumer Discretionary – 6.3%
Auto Components - 2.0% Gentex Corporation	331,889	7,354,660
LCI Industries	85,091	5,686,632
Nokian Renkaat	142,529	3,458,795
Standard Motor Products	74,475	3,095,926
		19,596,013
Automobiles - 0.4% Thor Industries	94,110	3,969,560
Hotels, Restaurants & Leisure - 0.6% Cheesecake Factory	190,882	3,260,264
RCI Hospitality Holdings	34,465	343,616
Ruth’s Hospitality Group	275,288	1,838,924
		5,442,804
Household Durables - 1.3% Ethan Allen Interiors	379,714	3,880,677
La-Z-Boy	209,057	4,296,121
PulteGroup	207,200	4,624,704
		12,801,502
Specialty Retail - 2.0% American Eagle Outfitters	513,634	4,083,390
Bed Bath & Beyond	91,027	383,224
Buckle (The)	56,703	777,398
Caleres	334,752	1,740,710
Cato Corporation (The) Cl. A	59,174	631,387
Designer Brands Cl. A	441,167	2,197,012
Rent-A-Center	315,051	4,454,821
Shoe Carnival	271,766	5,644,580
		19,912,522
Textiles, Apparel & Luxury Goods - 0.0% J.G. Boswell Company [4]	966	482,759
Total		62,205,160

Consumer Staples – 2.1%
Beverages - 0.1% Compania Cervecerias Unidas ADR	80,895	1,082,375
Food Products - 1.7% Flowers Foods	256,382	5,260,959
Fresh Del Monte Produce	179,033	4,943,101
Hershey Creamery [4]	666	2,530,800
Lancaster Colony	23,979	3,468,323
Tootsie Roll Industries	11,070	398,077
		16,601,260
Household Products - 0.1% Spectrum Brands Holdings	4,019	146,171
WD-40 Company	4,548	913,466
		1,059,637
Personal Products - 0.2% Nu Skin Enterprises Cl. A	67,870	1,482,959
Total		20,226,231

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1% Eagle Point Income	121,333	1,298,263
Total		1,298,263

Energy – 2.4%
Energy Equipment & Services - 2.0% Computer Modelling Group	970,000	2,639,878
DMC Global	153,757	3,537,948
Helmerich & Payne	114,249	1,787,997
Liberty Oilfield Services Cl. A	130,000	349,700
Pason Systems	380,700	1,690,738
Solaris Oilfield Infrastructure Cl. A	609,400	3,199,350
TGS-NOPEC Geophysical	530,159	5,949,217
		19,154,828
Oil, Gas & Consumable Fuels - 0.4%
Arch Coal	23,271	672,532
Dorchester Minerals L.P.	295,638	2,752,390
PBF Energy Cl. A	83,162	588,787
		4,013,709
Total		23,168,537

Financials – 38.1%
Banks - 13.4% Ames National	252,071	5,154,852
Associated Banc-Corp	532,461	6,810,176
Bank of Hawaii	211,938	11,707,455
Bank of N.T. Butterfield & Son	322,939	5,499,651
Bank OZK	88,719	1,481,607
Bar Harbor Bankshares	55,452	958,211
BOK Financial	262,464	11,170,468
Camden National	175,111	5,507,241
Canadian Western Bank	498,441	6,860,515
CIT Group	318,000	5,488,680
City Holding Company	98,650	6,563,185
CNB Financial	271,327	5,119,940
Farmers & Merchants Bank of Long Beach [4]	397	2,382,000
Financial Institutions	251,553	4,563,171
First Citizens BancShares Cl. A	48,453	16,128,550
First Hawaiian	250,000	4,132,500
First National Bank Alaska [4]	23,922	4,832,244
First of Long Island (The)	56,485	980,015
National Bankshares	133,982	4,274,026
Northrim BanCorp	130,080	3,512,160
Peapack-Gladstone Financial	377,260	6,771,817
Popular	213,065	7,457,275
Unity Bancorp	196,309	2,296,815
Valley National Bancorp	400,000	2,924,000
		132,576,554
Capital Markets - 13.3%
AllianceBernstein Holding L.P.	371,187	6,900,366
Ares Management Cl. A	703,141	21,748,151
Artisan Partners Asset Management Cl. A	220,000	4,727,800
Ashmore Group	1,545,796	6,817,630
Associated Capital Group Cl. A	156,062	4,775,497
Bolsa Mexicana de Valores	4,831,182	7,353,946
Cohen & Steers	178,126	8,095,827
Evercore Cl. A	109,600	5,048,176
Federated Hermes Cl. B	257,558	4,906,480
Fiera Capital Cl. A	262,000	1,217,566
Golub Capital BDC	166,577	2,092,207
Houlihan Lokey Cl. A	212,969	11,099,944
Lazard Cl. A	192,551	4,536,502
Moelis & Company Cl. A	306,244	8,605,456
Pzena Investment Management Cl. A	283,472	1,264,285
Sprott	3,780,862	6,152,330
TMX Group	239,424	17,824,524
Virtu Financial Cl. A	368,875	7,679,978
		130,846,665
Insurance - 8.8% Alleghany Corporation	22,562	12,462,121
Assured Guaranty	313,310	8,080,265
E-L Financial	36,052	15,319,474
Employers Holdings	29,790	1,206,793
Erie Indemnity Cl. A	91,727	13,597,610
First American Financial	106,758	4,527,607
Horace Mann Educators	15,933	582,988
James River Group Holdings	184,601	6,689,940
Mercury General	60,317	2,456,108
ProAssurance Corporation	260,999	6,524,975
Reinsurance Group of America	58,285	4,904,100
RLI Corp.	107,993	9,495,825
Universal Insurance Holdings	36,349	651,374
		86,499,180
Thrifts & Mortgage Finance - 2.6% Genworth MI Canada	375,950	8,353,554
MGIC Investment	100,000	635,000
New York Community Bancorp	151,768	1,425,102
Southern Missouri Bancorp	136,381	3,309,967
Timberland Bancorp	148,829	2,722,082
TrustCo Bank Corp. NY	901,310	4,876,087
WSFS Financial	175,050	4,362,246
		25,684,038
Total		375,606,437

Health Care – 2.0%
Health Care Equipment & Supplies - 1.3% Atrion Corporation	4,915	3,194,750
Hill-Rom Holdings	90,528	9,107,117
		12,301,867
Health Care Providers & Services - 0.7% Ensign Group (The)	185,397	6,972,781
Total		19,274,648

Industrials – 25.4%
Aerospace & Defense - 0.9% HEICO Corporation	71,600	5,342,076
Magellan Aerospace	644,121	2,979,626
		8,321,702
Airlines - 0.2% Hawaiian Holdings	185,177	1,933,248
Building Products - 0.2% Universal Forest Products	61,500	2,287,185
Commercial Services & Supplies - 5.3% ABM Industries	330,578	8,052,880
ACCO Brands	129,599	654,475
Ennis	26,278	493,501
Herman Miller	92,146	2,045,641
Kimball International Cl. B	772,839	9,204,512
Knoll	128,200	1,323,024
McGrath RentCorp	218,505	11,445,292
Mobile Mini	103,325	2,710,215
MSA Safety	78,425	7,936,610
Ritchie Bros. Auctioneers	207,900	7,106,022
Tetra Tech	15,788	1,114,949
		52,087,121
Construction & Engineering - 1.2% Arcosa	156,792	6,230,914
Argan	172,454	5,961,735
		12,192,649
Electrical Equipment - 2.0% EnerSys	81,118	4,016,964
Hubbell Incorporated	124,699	14,307,963
Preformed Line Products	33,370	1,662,827
		19,987,754
Industrial Conglomerates - 0.7% Raven Industries	339,720	7,212,255
Machinery - 9.0% Federal Signal	197,471	5,387,009
Franklin Electric	237,292	11,183,572
Gorman-Rupp Company (The)	285,118	8,898,533
Kadant	17,995	1,343,327
Lincoln Electric Holdings	123,105	8,494,245
Lindsay Corporation	114,931	10,525,381
Miller Industries	274,418	7,760,541
Mueller Industries	250,381	5,994,121
Nordson Corporation	22,964	3,101,747
Standex International	15,765	772,800
Tennant Company	243,004	14,082,082
Trinity Industries	470,377	7,558,958
Woodward	64,502	3,833,999
		88,936,315
Marine - 1.2% Clarkson [1]	426,371	12,216,725
Professional Services - 3.5% Exponent	19,119	1,374,847
Heidrick & Struggles International	282,026	6,345,585
Kforce	215,373	5,507,088
Korn Ferry	210,082	5,109,194
ManpowerGroup	140,298	7,434,391
Resources Connection	306,988	3,367,659
Robert Half International	133,851	5,052,875
		34,191,639
Road & Rail - 0.7% Werner Enterprises	175,796	6,374,363
Trading Companies & Distributors - 0.5% Applied Industrial Technologies	38,226	1,747,693
Systemax	172,950	3,066,403
		4,814,096
Total		250,555,052

Information Technology – 5.3%
Electronic Equipment, Instruments & Components - 3.1% Methode Electronics	393,526	10,400,892
National Instruments	207,379	6,860,097
PC Connection	160,704	6,622,612
Vishay Intertechnology	479,138	6,904,379
		30,787,980
IT Services - 1.1% Hackett Group (The)	36,300	461,736
KBR	421,906	8,725,016
MAXIMUS	33,480	1,948,536
		11,135,288
Semiconductors & Semiconductor Equipment - 1.1%
Kulicke & Soffa Industries	269,458	5,623,588
MKS Instruments	61,490	5,008,361
		10,631,949
Total		52,555,217

Materials – 9.5%
Chemicals - 4.4% Albemarle Corporation	107,195	6,042,582
Balchem Corporation	98,840	9,757,485
Chase Corporation	90,597	7,455,227
FutureFuel Corporation	110,466	1,244,952
Minerals Technologies	182,149	6,604,722
Quaker Chemical	96,739	12,216,201
		43,321,169
Containers & Packaging - 1.9% AptarGroup	68,943	6,862,586
Sonoco Products	253,701	11,759,042
		18,621,628
Metals & Mining - 2.8% Carpenter Technology	106,301	2,072,870
Ferroglobe (Warranty Insurance Trust) [1],[3]	569,803	0
Franco-Nevada	44,724	4,450,933
Gold Fields ADR	1,162,743	5,523,029
Haynes International	222,084	4,577,151
Royal Gold	28,833	2,528,942
Worthington Industries	322,124	8,455,755
		27,608,680
Paper & Forest Products - 0.4% Domtar Corporation	131,382	2,843,106
Neenah	7,717	332,834
Schweitzer-Mauduit International	31,941	888,599
		4,064,539
Total		93,616,016

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.3% Lexington Realty Trust	279,902	2,779,427
Real Estate Management & Development - 1.3% Kennedy-Wilson Holdings	779,088	10,455,361
RMR Group (The) Cl. A	93,800	2,529,786
		12,985,147
Total		15,764,574

Utilities – 4.0%
Electric Utilities - 0.8% ALLETE	123,805	7,512,487
Spark Energy Cl. A	104,987	658,269
		8,170,756
Water Utilities - 3.2% Essential Utilities	263,603	10,728,642
SJW Group	264,894	15,302,926
York Water	127,267	5,531,024
		31,562,592
Total		39,733,348

TOTAL COMMON STOCKS (Cost $813,775,980)		965,051,239

PREFERRED STOCK – 0.2%
Chicken Soup For The Soul Entertainment 9.75% Ser. A	78,724	1,648,481
(Cost $1,981,326)		1,648,481

	PRINCIPAL AMOUNT
CORPORATE BONDS – 0.1%
Meritor 6.25% due 2/15/24	$811,839	771,336
Unit Corporation 6.625% due 5/15/21	4,269,155	302,683
TOTAL CORPORATE BONDS (Cost $4,852,247)		1,074,019

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $10,297,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $10,505,774) (Cost $10,297,000)		10,297,000

TOTAL INVESTMENTS – 99.2%
(Cost $830,906,553)		978,070,739

CASH AND OTHER ASSETS LESS LIABILITIES – 0.8%		7,783,477

NET ASSETS – 100.0%		$985,854,216

ADR – American Depository Receipt

1Non-income producing.

2All or a portion of these securities were on loan at March 31, 2020.

3Securities for which market quotations are not readily available represent 0.3%, 0.0% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

4These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

5At March 31, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

At March 31, 2020, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Dividend Value Fund	$57,054,455	$13,465,281	$23,124,951	$9,659,670
Royce Global Financial Services Fund	23,657,824	292,491	5,459,016	5,166,525
Royce International Premier Fund	734,424,979	(63,084,492)	40,305,344	103,389,836
Royce Micro-Cap Fund	246,979,477	(25,776,286)	40,009,801	65,786,087
Royce Opportunity Fund	765,624,180	(193,689, 212)	52,208,468	245,897,680
Royce Pennsylvania Mutual Fund	1,187,919,785	116,701,918	355,287,648	238,585,730
Royce Premier Fund	1,035,806,580	236,677,844	398,261,993	161,584,149
Royce Small-Cap Value Fund	118,174,546	(21,847,899)	8,535,151	30,383,050
Royce Smaller-Companies Growth Fund	203,394,745	(3,191,112)	37,472,590	40,663,702
Royce Special Equity Fund	778,319,942	(74,507,789)	91,578,843	166,086,632
Royce Total Return Fund	837,374,479	140,696,260	300,908,196	160,211,936

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$51,831,922	$14,740,814	$–	$66,572,736
Repurchase Agreement	–	3,947,000	–	3,947,000
Royce Global Financial Services Fund
Common Stocks	18,491,901	4,639,414	–	23,131,315
Repurchase Agreement	–	819,000	–	819,000
Royce International Premier Fund
Common Stocks	30,534,206	581,891,258	–	612,425,464
Preferred Stocks	–	11,914,023	–	11,914,023
Repurchase Agreement	–	47,001,000	–	47,001,000
Royce Micro-Cap Fund
Common Stocks	200,127,911	9,611,120	690,000	210,429,031
Repurchase Agreement	–	8,450,000	–	8,450,000
Money Market Fund/Collateral Received for Securities Loaned	2,324,160	–	–	2,324,160
Royce Opportunity Fund
Common Stocks	517,297,440	754,482	–	518,051,922
Repurchase Agreement	–	35,572,000	–	35,572,000
Money Market Fund/Collateral Received for
Securities Loaned	18,311,046	–	–	18,311,046
Royce Pennsylvania Mutual Fund
Common Stocks	1,257,376,650	19,289,074	0	1,276,665,724
Repurchase Agreement	–	9,668,000	–	9,668,000
Money Market Fund/Collateral Received for Securities Loaned	18,287,979	–	–	18,287,979
Royce Premier Fund
Common Stocks	1,201,519,491	55,706,933	–	1,257,226,424
Repurchase Agreement	–	15,258,000	–	15,258,000
Royce Small-Cap Value Fund
Common Stocks	92,574,420	–	–	92,574,420
Repurchase Agreement	–	3,564,000	–	3,564,000
Money Market Fund/Collateral Received for
Securities Loaned	188,227	–	–	188,227
Royce Smaller-Companies Growth Fund
Common Stocks	171,515,194	8,075,945	–	179,591,139
Repurchase Agreement	–	7,588,000	–	7,588,000
Money Market Fund/Collateral Received for
Securities Loaned	13,024,494	–	–	13,024,494
Royce Special Equity Fund
Common Stocks	545,762,894	46,355,259	–	592,118,153
Repurchase Agreement	–	111,694,000	–	111,694,000
Royce Total Return Fund
Common Stocks	926,381,069	38,670,170	0	965,051,239
Preferred Stocks	1,648,481	–	–	1,648,481
Corporate Bonds	–	1,074,019	–	1,074,019
Repurchase Agreement	–	10,297,000	–	10,297,000

Level 3 Reconciliation:

	Balance as of 12/31/19	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/20
Royce Micro-Cap Fund
Common Stocks	$828,000	$–	$–	$–	$(138,000)	$690,000
Royce Pennsylvania Mutual Fund
Common Stocks	0	–	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 3/31/20	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]
Royce Micro-Cap Fund
Common Stocks	$690,000	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

1This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2020 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at March 31, 2020:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$2,324,160	$(2,236,254)	$87,906
Royce Opportunity Fund	18,311,046	(17,408,798)	902,248
Royce Pennsylvania Mutual Fund	18,287,979	(18,013,587)	274,392
Royce Small-Cap Value Fund	188,227	(181,847)	6,380
Royce Smaller-Companies Growth Fund	13,024,494	(12,910,070)	114,424

1The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2020:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$8,477,496	$(8,286,133)	$191,363
Royce Opportunity Fund	37,729,512	(36,923,819)	805,693
Royce Pennsylvania Mutual Fund	22,364,521	(21,858,602)	505,919
Royce Premier Fund	15,383,596	(15,084,110)	299,486
Royce Small-Cap Value Fund	930,048	(910,755)	19,293
Royce Smaller-Companies Growth Fund	15,196,423	(14,798,819)	397,604
Royce Total Return Fund	177,098	(172,014)	5,084

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2020:

Affiliated Company	Shares 12/31/19	Market Value 12/31/19	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/20	Market Value 3/31/20
Royce Special Equity Fund
Consumer Discretionary - 9.5%
Auto Components - 5.8%
Standard Motor Products[1]	1,229,000	$65,407,380	$866,093	$12,943,114	$5,004,724	$(17,180,783)	$276,250
Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A2	374,000	5,797,000	84,281	380,185	50,419	(2,480,759)	65,450	353,623	$3,070,756
Household Durables - 3.3%
Flexsteel Industries[2]	720,000	14,342,400	756,282	796,644	(357,608)	(6,053,230)	155,650	720,000	7,891,200
Hooker Furniture[2]	1,000,000	25,690,000	848,262	1,853,308	(464,469)	(9,180,250)	152,800	963,500	15,040,235
		40,032,400			(822,077)	(15,233,480)	308,450		22,931,435
		111,236,780			4,233,066	(34,895,022)	650,150		26,002,191
Industrials - 8.9%
Aerospace & Defense - 3.9%
National Presto Industries[2]	409,000	36,151,510	632,425	2,778,308	1,872,053	(8,644,154)	2,278,704	384,600	27,233,526
Building Products - 1.0%
Insteel Industries[1]	969,000	20,823,810	69,426	10,458,737	(722,460)	(2,643,164)	15,818
Machinery - 4.0%
Gencor Industries[2],3	1,130,000	13,187,100	325,990	874,774	(134,828)	(1,218,266)	—	1,074,783	11,285,222
Hurco Companies[2]	623,600	23,921,296	555,535	1,370,085	671,416	(6,434,562)	77,480	596,000	17,343,600
		37,108,396			536,588	(7,652,828)	77,480		28,628,822
		94,083,716			1,686,181	(18,940,146)	2,372,002		55,862,348
Information Technology - 6.5%
IT Services - 6.5%
Computer Services1,[4]	1,463,000	65,103,500	—	16,364,471	10,483,157	(12,866,927)	241,974
		65,103,500			10,483,157	(12,866,927)	241,974
Materials - 2.7%
Paper & Forest Products - 2.7%
Verso Corporation Cl. A1,[3]	1,722,000	31,047,660	1,940,873	2,317,272	843,059	(12,090,160)	—
		31,047,660			843,059	(12,090,160)	—
		$301,471,656			$17,245,463	$(78,792,255)	$3,264,126		$81,864,539

1Not an Affiliated Company at March 31, 2020.

2At March 31, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

3Non-income producing.

4This security was defined as a Level 2 security due to fair value being based on quoted prices for similar securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).